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<FILENAME>a200412_13f-hr.txt
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Cheif Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York         02/12/05
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $186,502
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
December 31, 2004

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5
                         TITLE OF                   VALUE        SHRS OR   SH/
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN
--------------           -----         -----        -------      --------- ---
ALLEGHENY ENERGY INC        Com        017361106       2,109     107       SH
ALLMERICA FINANCIAL CORP    Com        019754100       2,951      90       SH
AMERCO                      Com        023586100       7,357     160       SH
AMERICAN HOME MTG INVT      Com        02660R107       2,514      73       SH
AMERICREDIT CORP            Com        03060R101         856      35       SH
ARCHSTONE-SMITH TRUST       Com        039583109       6,691     175       SH
ASTORIA FINANCIAL CORP      Com        046265104       3,126      78       SH
BLOCKBUSTER INC CLASS A     CL A       093679108       1,402     147       SH
BLOCKBUSTER INC CLASS B     CL B       093679207       9,169   1,041       SH
CIRCUIT CITY STORES INC     Com        172737108       1,708     109       SH
COPART INC                  Com        217204106       9,536     362       SH
CORRECTIONS CORP AMER NEW   Com        22025Y407       6,529     161       SH
COUNTRYWIDE FINANCIAL CORP  Com        222372104       2,424      66       SH
FIDELITY NATIONAL FINANCL   Com        316326107       9,068     199       SH
FIRST ACCEPTANCE CORP       Com        318457108          65       7       SH
GENCORP INC                 Com        368682100         557      30       SH
HARLEYSVILLE GROUP INC      Com        412824104         714      30       SH
HAYES LEMN INTL             Com        420781304         221      25       SH
INDEPENDENCE COMMUNITY      Com        453414104         643      15       SH
IRON MOUNTAIN INC           Com        462846106       6,061     199       SH
KINDER MORGAN INC KANS      Com        49455P101       3,357      46       SH
KMART HOLDING CORPORATON    Com        498780105      12,265     124       SH
MI DEVELOPMENTS INC         Com        55304X104       1,614      54       SH
NEW CENTURY FINANCIAL CORP  Com        6435EV108       4,985      78       SH
ORIGEN FINANCIAL INC        Com        68619E208       3,236     433       SH
PLATINUM UNDERWRITERS       Com        G7127P100       2,339      75       SH
PORTALPLAYER INC            Com        736187204          40       2       SH
PRUDENTIAL FINANCIAL INC    Com        744320102       6,749     123       SH
RADIOSHACK CORP             Com        750438103       2,696      82       SH
REDWOOD TRUST INC           Com        758075402       8,966     144       SH
SAFEWAY INC                 Com        786514208       1,524      77       SH
SEARS ROEBUCK & CO          Com        812387108      29,684     582       SH
SIZELER PROPERTY INVESTORS  Com        830137105       7,035     597       SH
STAR GAS PARTNERS LP        Com        85512C105          52       7       SH
STATE AUTO FINANCIAL CORP   Com        855707105       6,685     259       SH
TOYS R US INC               Com        892335100       9,609     496       SH
TRM CORPORATION CMN         Com        872636105         581      25       SH
TV AZTECA                   SPON ADR   901145102       2,963     288       SH
UNITEDGLOBALCOM INC         CL A       913247508         781      81       SH
USA MOBILITY INC            Com        90341G103       2,825      80       SH
WELLHOICE INC               Com        949475107          80       1       SH
WELLPOINT INC               Com        94973V107       3,910      34       SH
WET SEAL INC                CL A       961840105         487     215       SH
WINN-DIXIE STORES INC       Com        974280109         341      75       SH

 02090.0001 #200412


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